UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

Elfun Diversified Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Domestic Equity—31.2%†	Number of Shares	Fair Value
Common Stock—31.2%
Aerospace & Defense—1.0%
General Dynamics Corp.	4,276	$561,738
Hexcel Corp.	11,923	521,154
Honeywell International Inc.	6,213	696,167
The Boeing Co.	2,438	309,480
		2,088,539
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	2,474	260,933
Airlines—0.3%
Delta Air Lines Inc.	14,079	685,366
Apparel, Accessories & Luxury Goods—0.2%
Ralph Lauren Corp.	1,793	172,594
VF Corp.	3,534	228,862
		401,456
Application Software—0.3%
Intuit Inc.	5,257	546,781
Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	6,525	613,415
Invesco Ltd.	25,028	770,112
State Street Corp.	14,377	841,342	(a)
		2,224,869
Automobile Manufacturers—0.2%
Ford Motor Co.	31,438	424,413
Automotive Retail—0.1%
Advance Auto Parts Inc.	928	148,796
Biotechnology—1.7%
Alexion Pharmaceuticals Inc.	3,463	482,119	(b)
Amgen Inc.	12,150	1,821,649	(c)
Gilead Sciences Inc.	11,074	1,017,258
Vertex Pharmaceuticals Inc.	2,843	225,990	(b)
		3,547,016
Broadcasting—0.1%
CBS Corp., Class B	4,020	221,462
Cable & Satellite—1.5%
Charter Communications Inc., Class A	1,361	275,507	(b)
Comcast Corp., Class A	29,991	1,831,850	(c)
Liberty Global PLC, Class C	19,482	731,744	(b)
Sirius XM Holdings Inc.	86,587	342,019	(b)
		3,181,120
Casinos & Gaming—0.1%
Las Vegas Sands Corp.	4,700	242,896
Communications Equipment—0.8%
Cisco Systems Inc.	56,042	1,595,516
Consumer Finance—0.5%
Discover Financial Services	20,046	1,020,742
Data Processing & Outsourced Services—0.7%
PayPal Holdings Inc.	11,752	453,627	(b)
Visa Inc., Class A	13,606	1,040,587
		1,494,214
Diversified Banks—2.0%
Bank of America Corp.	87,824	1,187,381
Citigroup Inc.	24,435	1,020,161
JPMorgan Chase & Co.	24,014	1,422,109	(c)
Wells Fargo & Co.	10,014	484,277
		4,113,928

Diversified Chemicals—0.1%
The Dow Chemical Co.	2,165	110,112
Drug Retail—0.2%
CVS Health Corp.	3,974	412,223
Electric Utilities—0.3%
NextEra Energy Inc.	4,377	517,974
Fertilizers & Agricultural Chemicals—0.1%
Monsanto Co.	1,424	124,942
General Merchandise Stores—0.2%
Dollar General Corp.	5,333	456,505
Healthcare Distributors—0.2%
Cardinal Health Inc.	5,409	443,268
Healthcare Equipment—0.9%
Abbott Laboratories	13,915	582,065
Boston Scientific Corp.	45,800	861,498	(b)
Stryker Corp.	3,156	338,607
		1,782,170
Healthcare Supplies—0.2%
The Cooper Companies Inc.	3,031	466,683
Home Improvement Retail—0.6%
Lowe’s Companies Inc.	16,173	1,225,105
Hotels, Resorts & Cruise Lines—0.1%
Hilton Worldwide Holdings Inc.	5,782	130,211
Household Products—0.2%
The Procter & Gamble Co.	6,072	499,786
Housewares & Specialties—0.0% *
Newell Rubbermaid Inc.	2,005	88,801
Hypermarkets & Super Centers—0.2%
Wal-Mart Stores Inc.	5,257	360,052
Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	18,540	281,252	(b)
Industrial Machinery—0.5%
Ingersoll-Rand PLC	17,615	1,092,306
Integrated Oil & Gas—1.7%
Chevron Corp.	10,588	1,010,095
Exxon Mobil Corp.	19,998	1,671,633
Occidental Petroleum Corp.	12,958	886,716
		3,568,444
Integrated Telecommunication Services—0.1%
Verizon Communications Inc.	5,530	299,062
Internet Retail—0.5%
Amazon.com Inc.	1,569	931,421	(b)
Internet Software & Services—1.5%
Alphabet Inc., Class A	1,273	971,172	(b)
Alphabet Inc., Class C	1,546	1,151,692	(b)
Facebook Inc., Class A	6,494	740,965	(b)
LinkedIn Corp., Class A	2,042	233,503	(b)
		3,097,332
Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	22,265	623,865
IT Consulting & Other Services—0.1%
Cognizant Technology Solutions Corp., Class A	4,112	257,822	(b)
Movies & Entertainment—0.8%
The Walt Disney Co.	5,937	589,603
Time Warner Inc.	13,452	975,943
		1,565,546
Multi-Line Insurance—0.6%
American International Group Inc.	5,272	284,952
The Hartford Financial Services Group Inc.	21,907	1,009,474
		1,294,426

Multi-Utilities—0.3%
Dominion Resources Inc.	6,678	501,652
Sempra Energy	406	42,244
		543,896
Oil & Gas Equipment & Services—0.4%
Schlumberger Ltd.	12,490	921,137
Oil & Gas Exploration & Production—0.6%
Concho Resources Inc.	1,515	152,975	(b)
ConocoPhillips	8,425	339,275
Hess Corp.	14,934	786,275
		1,278,525
Packaged Foods & Meats—0.3%
Mondelez International Inc., Class A	16,719	670,766
Paper Packaging—0.1%
Packaging Corporation of America	1,885	113,854
Pharmaceuticals—2.8%
Allergan PLC	8,347	2,237,247	(b,c)
Johnson & Johnson	14,322	1,549,640	(c)
Merck & Company Inc.	24,589	1,301,004
Pfizer Inc.	23,502	696,599
		5,784,490
Railroads—0.0% *
CSX Corp.	3,694	95,120
Research & Consulting Services—0.4%
Nielsen Holdings PLC	16,582	873,208
Semiconductor Equipment—0.5%
Applied Materials Inc.	46,202	978,558
Semiconductors—0.7%
QUALCOMM Inc.	29,995	1,533,944
Soft Drinks—0.7%
PepsiCo Inc.	13,706	1,404,591
Specialized Finance—0.8%
CME Group Inc.	8,349	801,922
McGraw Hill Financial Inc.	7,731	765,214
		1,567,136
Specialized REITs—0.8%
American Tower Corp.	12,895	1,320,061
Extra Space Storage Inc.	2,474	231,220
		1,551,281
Specialty Chemicals—0.1%
PPG Industries Inc.	2,268	252,859
Systems Software—0.7%
Microsoft Corp.	16,360	903,563
Oracle Corp.	14,178	580,022
		1,483,585
Technology Hardware, Storage & Peripherals—1.4%
Apple Inc.	17,256	1,880,732	(c)
HP Inc.	23,503	289,557
Western Digital Corp.	13,388	632,449
		2,802,738
Trading Companies & Distributors—0.4%
United Rentals Inc.	12,504	777,624	(b)
Total Common Stock (Cost $58,122,650)		64,460,667

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	72,095

Total Preferred Stock (Cost $68,375)		72,095

Total Domestic Equity (Cost $58,191,025)		64,532,762

Foreign Equity—20.9%
Common Stock—20.9%
Advertising—0.2%
WPP PLC	21,736	508,294
Aerospace & Defense—0.5%
Airbus Group SE	3,296	219,160
Safran S.A.	4,649	325,707
Zodiac Aerospace	19,421	389,731
		934,598
Apparel Retail—0.1%
Fast Retailing Company Ltd.	514	164,725
Apparel, Accessories & Luxury Goods—0.1%
The Swatch Group AG	892	310,265
Application Software—0.3%
SAP SE	7,389	598,672
Auto Parts & Equipment—0.8%
Continental AG	3,966	903,891
Delphi Automotive PLC	10,733	805,190
		1,709,081
Automobile Manufacturers—0.5%
Fuji Heavy Industries Ltd.	12,800	452,689
Toyota Motor Corp.	12,330	652,949
		1,105,638
Brewers—0.4%
Anheuser-Busch InBev S.A.	6,616	823,665
Building Products—0.5%
Assa Abloy AB, Class B	31,035	613,296
Geberit AG	1,232	462,233
		1,075,529
Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson, Class B	89,203	894,594
Construction Materials—0.2%
HeidelbergCement AG	5,880	504,217
Diversified Banks—2.4%
Banco Bilbao Vizcaya Argentaria S.A.	49,935	332,430
Barclays PLC	211,017	454,942
BNP Paribas S.A.	14,572	734,463
Credit Agricole S.A.	23,696	257,012
Grupo Financiero Banorte SAB de C.V., Class O	30,737	175,604
HSBC Holdings PLC	32,797	204,537
ICICI Bank Ltd.	149,259	529,441
ING Groep N.V.	42,395	513,548
Intesa Sanpaolo S.p.A.	186,434	517,106
Mitsubishi UFJ Financial Group Inc.	123,300	572,098
Sumitomo Mitsui Financial Group Inc.	18,800	570,716
		4,861,897

Diversified Metals & Mining—0.1%
BHP Billiton PLC	17,988	202,386
Diversified Real Estate Activities—0.8%
Brookfield Asset Management Inc., Class A	5,962	208,206
Mitsubishi Estate Company Ltd.	31,918	593,661
Mitsui Fudosan Company Ltd.	30,306	757,144
		1,559,011
Electric Utilities—0.2%
Power Grid Corporation of India Ltd.	191,026	400,961
Electrical Components & Equipment—0.7%
Nidec Corp.	13,700	938,687
Schneider Electric SE	7,457	471,958
		1,410,645
Electronic Components—0.2%
Murata Manufacturing Company Ltd.	3,500	422,572
Electronic Equipment & Instruments—0.6%
Hexagon AB, Class B	14,504	565,368
Keyence Corp.	1,380	753,754
		1,319,122
Healthcare Equipment—1.1%
Medtronic PLC	20,898	1,567,350
Smith & Nephew PLC	40,464	667,664
		2,235,014
Healthcare Services—0.3%
Fresenius SE & Company KGaA	8,034	587,852
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	9,445	295,582
Human Resource & Employment Services—0.1%
Capita PLC	10,291	154,125
Industrial Gases—0.2%
Linde AG	3,069	447,827
Industrial Machinery—0.3%
FANUC Corp.	2,300	357,805
Mitsubishi Heavy Industries Ltd.	59,000	219,475
		577,280
Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	29,394	384,057
Statoil ASA	42,882	675,536
Total S.A.	7,749	353,745
		1,413,338
Internet Retail—0.2%
Rakuten Inc.	26,600	256,900
Zalando SE	6,363	209,190	(b)
		466,090
Internet Software & Services—0.9%
Baidu Inc. ADR	9,817	1,873,869	(b)
Leisure Products—0.3%
Shimano Inc.	3,600	565,007
Life & Health Insurance—0.8%
AIA Group Ltd.	167,387	948,445
Japan Post Holdings Company Ltd.	17,400	232,526
Prudential PLC	22,975	429,616
		1,610,587
Movies & Entertainment—0.2%
Vivendi S.A.	20,719	436,319

Multi-Line Insurance—0.3%
AXA S.A.	23,015	542,632
Oil & Gas Equipment & Services—0.3%
Technip S.A.	12,220	678,302
Packaged Foods & Meats—0.5%
Kerry Group PLC, Class A	5,198	485,007
Nestle S.A.	6,862	514,838
		999,845
Personal Products—0.3%
Kao Corp.	12,800	683,646
Pharmaceuticals—1.7%
Astellas Pharma Inc.	26,800	356,833
Bayer AG	5,851	688,754
Roche Holding AG	4,657	1,151,059
Sanofi	9,670	780,838
Shire PLC	10,494	597,137
		3,574,621
Property & Casualty Insurance—1.0%
Chubb Ltd.	7,219	860,144
Insurance Australia Group Ltd.	132,010	566,641
Tokio Marine Holdings Inc.	12,100	409,093
XL Group PLC	5,455	200,744
		2,036,622
Railroads—0.2%
East Japan Railway Co.	3,900	337,032
Security & Alarm Services—0.2%
Secom Company Ltd.	6,400	476,377
Semiconductor Equipment—0.4%
ASML Holding N.V.	7,570	770,165
Semiconductors—0.4%
NXP Semiconductors N.V.	2,063	167,247	(b)
Taiwan Semiconductor Manufacturing Company Ltd.	137,484	692,034
		859,281
Specialty Chemicals—0.5%
Givaudan S.A.	305	600,668
Johnson Matthey PLC	8,518	335,946
		936,614
Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	346	396,950
Wireless Telecommunication Services—0.7%
SoftBank Group Corp.	10,900	520,391
Vodafone Group PLC	282,158	897,067
		1,417,458

Total Foreign Equity (Cost $44,061,276)		43,178,307

Bonds and Notes—32.0%		Principal Amount	Fair Value
U.S. Treasuries—5.8%
U.S. Treasury Bond
2.50%	02/15/45	$1,252,100	1,221,139
U.S. Treasury Notes
0.88%	10/15/18	630,000	631,083
1.13%	01/15/19	3,000,000	3,023,790
1.75%	12/31/20	3,484,700	3,571,546
2.13%	12/31/22	2,861,200	2,972,853
2.25%	11/15/25	498,300	518,796
			11,939,207
Agency Mortgage Backed—8.0%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,048	4,409
5.00%	07/01/35 - 06/01/41	229,356	257,535
5.50%	05/01/20 - 04/01/39	59,254	67,802
6.00%	04/01/17 - 11/01/37	147,927	170,039
6.50%	11/01/28 - 07/01/29	7,026	8,025
7.00%	10/01/16 - 08/01/36	23,230	26,547
7.50%	09/01/33	1,227	1,300
8.00%	07/01/26 - 11/01/30	2,383	2,682
8.50%	04/01/30	7,322	9,068
Federal National Mortgage Assoc.
2.22%	04/01/37	528	538	(e)
3.00%	02/01/43 - 06/01/43	1,950,779	2,007,174
3.50%	11/01/42 - 08/01/45	1,311,730	1,378,592
4.00%	05/01/19 - 02/01/46	6,208,981	6,713,740
4.50%	05/01/18 - 01/01/41	1,442,947	1,573,310
5.00%	07/01/20 - 06/01/41	395,956	445,855
5.50%	06/01/20 - 01/01/39	263,236	295,207
6.00%	02/01/20 - 05/01/41	697,400	802,525
6.50%	08/01/17 - 08/01/36	28,442	31,889
7.00%	10/01/16 - 12/01/33	1,811	1,885
7.50%	12/01/26 - 12/01/33	6,211	7,077
8.00%	06/01/24 - 01/01/33	10,109	10,666
9.00%	12/01/17 - 12/01/22	1,682	1,828
2.50%	TBA	194,167	199,340	(f)
3.00%	TBA	40,000	41,046	(f)
5.00%	TBA	260,000	287,684	(f)
Government National Mortgage Assoc.
3.50%	05/20/43	502,426	532,443
4.00%	01/20/41 - 04/20/43	587,108	632,828
4.50%	08/15/33 - 03/20/41	280,819	305,769
5.00%	08/15/33	12,576	14,068
6.00%	07/15/33 - 09/15/36	12,221	14,192
6.50%	04/15/28 - 07/15/36	15,965	18,319
7.00%	04/15/28 - 10/15/36	7,742	8,769
7.50%	07/15/23 - 04/15/28	14,963	15,341
8.00%	05/15/30	456	521
8.50%	10/15/17	1,379	1,414
9.00%	11/15/16 - 12/15/21	1,612	1,688
5.00%	TBA	400,000	441,055	(f)
5.50%	TBA	50,000	55,956	(f)
			16,388,126

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	133	132	(g,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	202,588	575	(e,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	185,463	12,247	(i)
5.50%	06/15/33	9,722	1,985	(i)
6.16%	08/15/25	78,314	7,223	(e,i)
7.50%	07/15/27	8,583	1,125	(i)
8.00%	04/15/20	69	71
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	372	313	(g,h)
5.51%	08/15/43	177,089	35,946	(e,i)
8.00%	02/01/23 - 07/01/24	1,489	294	(i)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	514	496	(g,h)
1.23%	12/25/42	45,481	2,001	(e,i)
5.00%	09/25/40	91,777	9,810	(i)
5.57%	07/25/38 - 12/25/41	209,021	42,060	(e,i)
7.07%	05/25/18	30,991	1,529	(e,i)
8.00%	05/25/22	2	27	(i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	27,292	4,414	(i)
5.00%	03/25/38 - 05/25/38	15,633	2,501	(i)
5.50%	12/25/33	4,817	936	(i)
6.00%	01/25/35	12,735	2,614	(i)
7.50%	11/25/23	14,135	2,703	(i)
8.00%	08/25/23 - 07/25/24	3,098	662	(i)
8.50%	03/25/17 - 07/25/22	518	63	(i)
9.00%	05/25/22	407	70	(i)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	128,604	6,961	(i)
5.00%	10/20/37 - 09/20/38	54,086	2,528	(i)
5.82%	02/20/40	72,311	11,580	(e,i)
6.36%	01/16/40	116,216	20,114	(e,i)
			170,980
Corporate Notes—14.3%
21st Century Fox America Inc.
3.70%	10/15/25	23,000	24,093
4.95%	10/15/45	9,000	9,625
6.65%	11/15/37	55,000	68,498
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,460
AbbVie Inc.
1.75%	11/06/17	68,000	68,320
2.00%	11/06/18	57,000	57,560
2.50%	05/14/20	95,000	96,776
3.60%	05/14/25	36,000	37,806
4.70%	05/14/45	20,000	21,274
ACCO Brands Corp.
6.75%	04/30/20	97,000	102,578
Actavis Funding SCS
1.30%	06/15/17	110,000	109,694
3.00%	03/12/20	47,000	48,360
3.45%	03/15/22	66,000	68,543
3.80%	03/15/25	94,000	97,822
4.75%	03/15/45	10,000	10,593

Activision Blizzard Inc.
5.63%	09/15/21	98,000	103,023	(d)
Aetna Inc.
3.50%	11/15/24	59,000	60,214
Agrium Inc.
3.38%	03/15/25	23,000	22,146
4.90%	06/01/43	41,000	39,029
Altria Group Inc.
2.95%	05/02/23	39,000	40,387
4.50%	05/02/43	39,000	41,914
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	53,690
6.63%	10/15/22	20,000	20,750
American Campus Communities Operating Partnership LP
3.35%	10/01/20	38,000	38,827
4.13%	07/01/24	28,000	28,840
American Electric Power Company Inc.
2.95%	12/15/22	75,000	75,993
American Express Co.
3.63%	12/05/24	46,000	46,345
American Express Credit Corp.
2.60%	09/14/20	94,000	96,320
American International Group Inc.
3.30%	03/01/21	43,000	43,981
3.75%	07/10/25	94,000	93,929
4.13%	02/15/24	28,000	29,187
4.50%	07/16/44	19,000	17,924
4.80%	07/10/45	47,000	46,352
American Tower Corp. (REIT)
3.40%	02/15/19	142,000	145,710
Amgen Inc.
2.20%	05/22/19	148,000	151,431
Amkor Technology Inc.
6.63%	06/01/21	98,000	93,100
Anadarko Petroleum Corp.
4.85%	03/15/21	35,000	35,649
5.55%	03/15/26	50,000	50,553
5.95%	09/15/16	159,000	161,602
6.60%	03/15/46	20,000	20,423
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	95,000	97,664
3.65%	02/01/26	80,000	84,132
4.90%	02/01/46	40,000	44,693
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	156,383
Anthem Inc.
3.30%	01/15/23	50,000	50,649
Apache Corp.
5.10%	09/01/40	47,000	42,655
Apple Inc.
2.85%	05/06/21	106,000	111,260
3.25%	02/23/26	46,000	47,979
3.45%	02/09/45	46,000	41,558
4.65%	02/23/46	50,000	54,599
Aramark Services Inc.
5.75%	03/15/20	105,000	108,281
Argos Merger Sub Inc.
7.13%	03/15/23	37,000	39,220	(d)

Ascension Health
4.85%	11/15/53	65,000	74,709
AstraZeneca PLC
2.38%	11/16/20	33,000	33,682
3.38%	11/16/25	47,000	48,707
4.38%	11/16/45	19,000	20,234
AT&T Inc.
2.38%	11/27/18	134,000	136,907
2.45%	06/30/20	93,000	94,010
2.80%	02/17/21	46,000	47,102
3.40%	05/15/25	46,000	46,115
4.13%	02/17/26	47,000	49,658
4.45%	04/01/24	72,000	77,783
4.50%	05/15/35	47,000	46,422
4.75%	05/15/46	10,000	9,757
4.80%	06/15/44	37,000	36,215
AutoNation Inc.
4.50%	10/01/25	24,000	24,607
AutoZone Inc.
3.25%	04/15/25	94,000	94,158
Bank of America Corp.
1.70%	08/25/17	234,000	234,335	(c)
2.60%	01/15/19	81,000	82,384	(c)
2.63%	10/19/20	22,000	22,163
3.95%	04/21/25	56,000	55,774	(c)
4.00%	01/22/25	95,000	95,184	(c)
4.10%	07/24/23	80,000	84,410	(c)
4.25%	10/22/26	85,000	86,436	(c)
Barclays Bank PLC
2.25%	05/10/17	500,000	505,704	(c,d)
Barclays PLC
3.25%	01/12/21	200,000	199,143
4.38%	01/12/26	200,000	196,264
Barrick Gold Corp.
4.10%	05/01/23	15,000	14,613
Baxalta Inc.
2.88%	06/23/20	94,000	93,875	(d)
4.00%	06/23/25	71,000	72,182	(d)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	25,000	30,958
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	51,078
Berkshire Hathaway Inc.
2.20%	03/15/21	51,000	52,061
2.75%	03/15/23	79,000	80,592
3.13%	03/15/26	71,000	72,978
4.50%	02/11/43	39,000	42,628
Berry Plastics Corp.
5.13%	07/15/23	60,000	60,750
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	17,000	17,299
Biogen Inc.
2.90%	09/15/20	20,000	20,591
4.05%	09/15/25	22,000	23,521
5.20%	09/15/45	3,000	3,329
Boston Scientific Corp.
3.85%	05/15/25	45,000	46,685

BP Capital Markets PLC
1.38%	05/10/18	56,000	55,677
Burlington Northern Santa Fe LLC
3.65%	09/01/25	75,000	81,175
Calpine Corp.
5.75%	01/15/25	57,000	54,720
5.88%	01/15/24	129,000	135,450	(d)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	98,000	69,580
Canadian Pacific Railway Co.
2.90%	02/01/25	115,000	111,026
Capital One Financial Corp.
4.20%	10/29/25	94,000	95,218
Capital One NA
2.35%	08/17/18	250,000	251,322
Caterpillar Inc.
4.30%	05/15/44	30,000	31,286
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,560
4.35%	11/01/42	24,000	23,702
CBS Corp.
3.70%	08/15/24	73,000	75,232
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	56,000	58,660	(d)
CCO Safari II LLC
3.58%	07/23/20	71,000	72,578	(d)
4.91%	07/23/25	71,000	74,920	(d)
6.38%	10/23/35	9,000	9,915	(d)
6.48%	10/23/45	19,000	21,147	(d)
Celgene Corp.
3.88%	08/15/25	50,000	52,570
5.00%	08/15/45	47,000	50,837
CenturyLink Inc.
5.80%	03/15/22	96,000	92,362
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	96,000	89,520	(d)
Chevron Corp.
3.19%	06/24/23	47,000	48,466
Chubb INA Holdings Inc.
2.30%	11/03/20	94,000	95,605
3.15%	03/15/25	66,000	67,917
3.35%	05/03/26	66,000	68,891
4.35%	11/03/45	20,000	21,803
Cigna Corp.
3.25%	04/15/25	94,000	93,405
Cinemark USA Inc.
4.88%	06/01/23	98,000	98,828
Cisco Systems Inc.
2.20%	02/28/21	33,000	33,722
Citigroup Inc.
1.55%	08/14/17	96,000	95,989	(c)
1.75%	05/01/18	228,000	227,404	(c)
1.85%	11/24/17	45,000	45,105	(c)
2.05%	12/07/18	85,000	85,371
2.70%	03/30/21	102,000	102,791
4.40%	06/10/25	47,000	47,947	(c)
4.65%	07/30/45	50,000	52,377	(c)

CMS Energy Corp.
4.88%	03/01/44	47,000	49,984
CNA Financial Corp.
5.88%	08/15/20	60,000	66,994
Cogeco Communications Inc.
4.88%	05/01/20	75,000	77,111	(d)
Colgate-Palmolive Co.
4.00%	08/15/45	47,000	51,668
Columbia Pipeline Group Inc.
3.30%	06/01/20	30,000	29,826	(d)
4.50%	06/01/25	21,000	20,856	(d)
Comcast Corp.
3.38%	08/15/25	108,000	114,930
4.20%	08/15/34	48,000	50,750
4.60%	08/15/45	45,000	49,939
ConocoPhillips Co.
3.35%	11/15/24	94,000	90,845
5.95%	03/15/46	10,000	10,712
Corp Andina de Fomento
4.38%	06/15/22	121,000	132,938
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	116,000	118,320
CSX Corp.
4.50%	08/01/54	29,000	28,757
CubeSmart LP
4.00%	11/15/25	26,000	26,605
CVS Health Corp.
2.25%	08/12/19	143,000	146,611
3.88%	07/20/25	94,000	101,482
5.13%	07/20/45	69,000	79,956
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,438	(d)
Danaher Corp.
2.40%	09/15/20	46,000	47,512
4.38%	09/15/45	26,000	29,048
Denbury Resources Inc.
5.50%	05/01/22	98,000	44,100
6.38%	08/15/21	36,000	16,920
Devon Energy Corp.
5.85%	12/15/25	38,000	36,694
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	254,810	(d)
Diageo Investment Corp.
2.88%	05/11/22	105,000	109,811
DigitalGlobe Inc.
5.25%	02/01/21	81,000	73,710	(d)
Dollar General Corp.
1.88%	04/15/18	95,000	95,569
4.13%	07/15/17	94,000	97,041
4.15%	11/01/25	47,000	49,400
Dollar Tree Inc.
5.75%	03/01/23	117,000	123,947	(d)
Dominion Resources Inc.
3.63%	12/01/24	45,000	45,676
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	94,000	97,239
Duke Energy Progress LLC
4.15%	12/01/44	30,000	31,515

Eastman Chemical Co.
3.60%	08/15/22	93,000	96,854
Ecopetrol S.A.
5.88%	05/28/45	24,000	18,893
Electricite de France S.A.
2.15%	01/22/19	193,000	195,273	(d)
Eli Lilly & Co.
3.70%	03/01/45	10,000	10,180
EMD Finance LLC
3.25%	03/19/25	46,000	45,959	(d)
Enbridge Energy Partners LP
4.20%	09/15/21	39,000	37,037
4.38%	10/15/20	42,000	41,011
Energizer Holdings Inc.
5.50%	06/15/25	98,000	98,470	(d)
Energy Transfer Equity LP
5.88%	01/15/24	194,000	165,870
Energy Transfer Partners LP
4.05%	03/15/25	19,000	16,729
5.15%	03/15/45	18,000	13,996
6.50%	02/01/42	36,000	33,130
Enterprise Products Operating LLC
3.70%	02/15/26	51,000	50,635
EOG Resources Inc.
4.15%	01/15/26	85,000	88,139
Equinix Inc.
5.88%	01/15/26	20,000	21,060
ERP Operating LP
4.50%	07/01/44	19,000	20,172
European Investment Bank
4.88%	01/17/17	150,000	154,783
Express Scripts Holding Co.
3.30%	02/25/21	21,000	21,547
Exxon Mobil Corp.
2.22%	03/01/21	100,000	101,748
3.04%	03/01/26	40,000	40,958
4.11%	03/01/46	30,000	31,819
Five Corners Funding Trust
4.42%	11/15/23	200,000	209,721	(d)
Florida Power & Light Co.
4.13%	02/01/42	47,000	50,066
Frontier Communications Corp.
7.13%	03/15/19	91,000	93,503
11.00%	09/15/25	70,000	70,350	(d)
General Motors Co.
5.20%	04/01/45	9,000	8,458
General Motors Financial Company Inc.
3.15%	01/15/20	66,000	66,223
3.20%	07/13/20	188,000	187,653
5.25%	03/01/26	50,000	52,471
Georgia-Pacific LLC
3.60%	03/01/25	65,000	67,271	(d)
Gilead Sciences Inc.
3.65%	03/01/26	50,000	53,214
4.80%	04/01/44	51,000	56,054
Halliburton Co.
2.70%	11/15/20	47,000	47,736
3.80%	11/15/25	47,000	47,028
5.00%	11/15/45	28,000	27,458

HCA Inc.
4.75%	05/01/23	160,000	162,800
6.50%	02/15/20	138,000	151,455
Hess Corp.
5.60%	02/15/41	20,000	17,844
HSBC USA Inc.
2.75%	08/07/20	141,000	141,713
Hyundai Capital America
2.13%	10/02/17	35,000	35,095	(d)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	102,446
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	66,601
Ingles Markets Inc.
5.75%	06/15/23	92,000	93,380
Intel Corp.
2.45%	07/29/20	47,000	48,655
Interstate Power & Light Co.
3.40%	08/15/25	150,000	156,875
Invesco Finance PLC
3.13%	11/30/22	107,000	109,197
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,093	(d)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	78,000	68,250	(d)
Jefferies Group LLC
5.13%	01/20/23	83,000	83,326
6.50%	01/20/43	26,000	23,168
Johnson & Johnson
1.65%	03/01/21	49,000	49,258
2.45%	03/01/26	49,000	49,241
3.70%	03/01/46	50,000	52,497
Johnson Controls Inc.
4.63%	07/02/44	46,000	44,479
JPMorgan Chase & Co.
2.55%	10/29/20	94,000	95,306
3.88%	09/10/24	190,000	194,637
4.25%	10/01/27	47,000	48,911
5.00%	12/29/49	68,000	64,940	(e)
6.10%	10/29/49	110,000	112,091	(e)
KB Home
7.00%	12/15/21	116,000	116,000
Kellogg Co.
4.50%	04/01/46	20,000	20,482
KFW
2.00%	10/04/22	246,000	249,734
4.50%	07/16/18	102,000	109,965
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	19,939
4.30%	05/01/24	50,000	47,535
Kinder Morgan Inc.
3.05%	12/01/19	19,000	18,712
4.30%	06/01/25	38,000	36,160
5.55%	06/01/45	28,000	24,891
Kraft Heinz Foods Co.
2.80%	07/02/20	94,000	96,312	(d)
3.95%	07/15/25	60,000	63,913	(d)
L Brands Inc.
5.63%	02/15/22	102,000	111,121

L-3 Communications Corp.
1.50%	05/28/17	65,000	64,782
Lee Enterprises Inc.
9.50%	03/15/22	78,000	76,733	(d)
Lennar Corp.
4.50%	11/15/19	118,000	122,720
4.75%	05/30/25	39,000	38,318
Levi Strauss & Co.
5.00%	05/01/25	59,000	59,590
Lockheed Martin Corp.
2.50%	11/23/20	66,000	67,630
3.55%	01/15/26	94,000	99,502
3.80%	03/01/45	20,000	19,406
4.70%	05/15/46	21,000	23,488
Lowe’s Companies Inc.
4.38%	09/15/45	35,000	38,900
LyondellBasell Industries N.V.
4.63%	02/26/55	19,000	16,979
Marathon Oil Corp.
6.00%	10/01/17	103,000	104,415
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	86,905
Marsh & McLennan Companies Inc.
3.50%	03/10/25	49,000	49,840
3.75%	03/14/26	65,000	66,678
Mattel Inc.
2.35%	05/06/19	143,000	144,856
McDonald’s Corp.
2.75%	12/09/20	25,000	25,904
3.70%	01/30/26	59,000	62,538
4.88%	12/09/45	20,000	21,856
Mead Johnson Nutrition Co.
3.00%	11/15/20	66,000	67,851
4.13%	11/15/25	66,000	70,109
Medtronic Inc.
2.50%	03/15/20	28,000	28,986
3.50%	03/15/25	100,000	106,743
4.63%	03/15/45	60,000	67,032
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	29,957
Merck & Company Inc.
2.75%	02/10/25	95,000	97,297
MetLife Inc.
3.60%	11/13/25	47,000	48,180
4.05%	03/01/45	24,000	22,710
4.72%	12/15/44	28,000	29,195
MGM Resorts International
5.25%	03/31/20	59,000	60,475
6.63%	12/15/21	98,000	105,105
Microsoft Corp.
4.00%	02/12/55	45,000	44,214
Mid-America Apartments LP
4.00%	11/15/25	47,000	47,999
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	202,024	(d)
Monsanto Co.
4.70%	07/15/64	27,000	23,338

Morgan Stanley
2.45%	02/01/19	45,000	45,668
2.65%	01/27/20	45,000	45,682
3.70%	10/23/24	98,000	101,342
3.88%	01/27/26	13,000	13,566
3.95%	04/23/27	94,000	94,147
4.00%	07/23/25	46,000	48,120
4.10%	05/22/23	154,000	158,867
5.00%	11/24/25	36,000	38,977
National Retail Properties Inc.
4.00%	11/15/25	47,000	48,363
NCL Corporation Ltd.
4.63%	11/15/20	49,000	49,245	(d)
Newell Rubbermaid Inc.
3.85%	04/01/23	100,000	103,749
4.20%	04/01/26	49,000	51,249
5.50%	04/01/46	30,000	32,478
Newmont Mining Corp.
4.88%	03/15/42	37,000	31,816
Nexen Energy ULC
6.40%	05/15/37	41,000	46,528
NIKE Inc.
3.88%	11/01/45	47,000	49,191
Noble Energy Inc.
3.90%	11/15/24	56,000	52,778
Northern States Power Co.
2.20%	08/15/20	94,000	95,756
Northrop Grumman Corp.
3.85%	04/15/45	11,000	10,889
Novartis Capital Corp.
3.00%	11/20/25	33,000	34,420
4.00%	11/20/45	62,000	66,375
NRG Energy Inc.
6.25%	07/15/22	59,000	54,852
Occidental Petroleum Corp.
3.50%	06/15/25	94,000	96,308
Omnicom Group Inc.
3.63%	05/01/22	31,000	32,560
Oracle Corp.
2.25%	10/08/19	187,000	192,985
2.95%	05/15/25	65,000	66,614
4.13%	05/15/45	17,000	17,374
Owens & Minor Inc.
3.88%	09/15/21	95,000	95,787
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	146,121
PacifiCorp
6.25%	10/15/37	132,000	172,442
Penn National Gaming Inc.
5.88%	11/01/21	58,000	57,710
PepsiCo Inc.
3.10%	07/17/22	24,000	25,618
4.25%	10/22/44	28,000	29,915
4.60%	07/17/45	28,000	31,577
Petroleos Mexicanos
3.50%	01/30/23	41,000	37,156
5.63%	01/23/46	19,000	15,968
6.38%	02/04/21	35,000	37,328	(d)

Pfizer Inc.
4.40%	05/15/44	29,000	32,795
Philip Morris International Inc.
2.75%	02/25/26	45,000	45,864
4.13%	03/04/43	39,000	40,385
Phillips 66 Partners LP
2.65%	02/15/20	28,000	26,975
3.61%	02/15/25	47,000	42,727
Praxair Inc.
3.20%	01/30/26	30,000	31,497
Precision Castparts Corp.
4.38%	06/15/45	28,000	30,819
Principal Financial Group Inc.
4.70%	05/15/55	85,000	82,323	(e)
Prologis LP
3.75%	11/01/25	47,000	49,064
Prudential Financial Inc.
5.38%	05/15/45	47,000	46,530	(e)
5.63%	06/15/43	46,000	46,851	(e)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	116,865
PulteGroup Inc.
4.25%	03/01/21	20,000	20,300
5.50%	03/01/26	60,000	61,725
QUALCOMM Inc.
4.80%	05/20/45	32,000	31,708
Quest Diagnostics Inc.
4.70%	03/30/45	28,000	27,136
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	66,000	58,255
Revlon Consumer Products Corp.
5.75%	02/15/21	90,000	92,475
Reynolds American Inc.
4.45%	06/12/25	28,000	30,820
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	24,000	23,537
Rogers Communications Inc.
5.00%	03/15/44	17,000	18,732
Royal Bank of Canada
1.20%	09/19/17	323,000	322,680
4.65%	01/27/26	45,000	45,683
Ryder System Inc.
2.45%	09/03/19	116,000	116,134
Santander UK Group Holdings PLC
3.13%	01/08/21	60,000	60,351
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	200,000	217,500	(d,j)
Schlumberger Holdings Corp.
3.00%	12/21/20	128,000	129,826	(d)
4.00%	12/21/25	85,000	87,796	(d)
Sealed Air Corp.
4.88%	12/01/22	59,000	61,360	(d)
5.13%	12/01/24	59,000	61,213	(d)
Shell International Finance BV
3.40%	08/12/23	121,000	125,462
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	106,348
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	197,806	(d)

Southern California Edison Co.
2.40%	02/01/22	35,000	35,355
Spectra Energy Partners LP
4.75%	03/15/24	48,000	51,728
Sprint Corp.
7.63%	02/15/25	114,000	84,645
Standard Industries Inc.
5.38%	11/15/24	118,000	119,770	(d)
State Street Corp.
3.55%	08/18/25	100,000	106,450	(a)
Statoil ASA
3.95%	05/15/43	23,000	21,927
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	39,000	38,903	(d)
SUPERVALU Inc.
6.75%	06/01/21	97,000	82,693
T-Mobile USA Inc.
6.50%	01/15/26	29,000	30,124
6.63%	04/01/23	98,000	103,145
Tampa Electric Co.
4.35%	05/15/44	47,000	48,451
Target Corp.
3.50%	07/01/24	59,000	64,741
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	49,005
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	95,000	101,826	(d)
Teck Resources Ltd.
2.50%	02/01/18	27,000	23,625
3.15%	01/15/17	39,000	37,440
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	200,900
6.00%	10/01/20	96,000	102,240
The Allstate Corp.
5.75%	08/15/53	52,000	52,845	(e)
The Boeing Co.
1.65%	10/30/20	47,000	47,019
2.60%	10/30/25	47,000	47,811
2.85%	10/30/24	65,000	67,294
The Coca-Cola Co.
2.88%	10/27/25	94,000	97,828
The Dow Chemical Co.
4.25%	10/01/34	43,000	41,905
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,194
2.63%	01/31/19	53,000	54,058
2.90%	07/19/18	62,000	63,456
3.75%	05/22/25	78,000	79,871
4.00%	03/03/24	47,000	49,299
4.25%	10/21/25	82,000	83,351
4.80%	07/08/44	102,000	106,681
5.15%	05/22/45	47,000	47,760
The Home Depot Inc.
3.35%	09/15/25	66,000	71,551
4.25%	04/01/46	16,000	17,609
The Kroger Co.
2.95%	11/01/21	65,000	67,776
3.50%	02/01/26	28,000	29,440
The Progressive Corp.
3.70%	01/26/45	36,000	34,976

The Toronto-Dominion Bank
2.50%	12/14/20	85,000	86,748
The Walt Disney Co.
2.30%	02/12/21	85,000	87,803
3.15%	09/17/25	14,000	15,046
4.13%	06/01/44	20,000	21,457
Time Inc.
5.75%	04/15/22	99,000	87,863	(d)
Time Warner Cable Inc.
4.50%	09/15/42	9,000	7,991
6.55%	05/01/37	28,000	30,739
Time Warner Inc.
3.60%	07/15/25	6,000	6,161
3.88%	01/15/26	86,000	90,230
5.35%	12/15/43	85,000	90,481
TransCanada PipeLines Ltd.
4.88%	01/15/26	45,000	47,552
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	95,912
Tyco International Finance S.A.
5.13%	09/14/45	30,000	32,130
Tyson Foods Inc.
2.65%	08/15/19	20,000	20,516
3.95%	08/15/24	20,000	21,330
5.15%	08/15/44	20,000	22,368
U.S. Bancorp
5.13%	12/29/49	94,000	96,233	(e)
Ultra Petroleum Corp.
6.13%	10/01/24	99,000	7,425	(d)
United Rentals North America Inc.
6.13%	06/15/23	77,000	79,503
UnitedHealth Group Inc.
2.70%	07/15/20	60,000	62,352
4.75%	07/15/45	74,000	84,881
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	40,000	30,800	(d)
6.38%	10/15/20	71,000	58,930	(d)
Ventas Realty LP
4.13%	01/15/26	40,000	41,093
Verizon Communications Inc.
1.35%	06/09/17	230,000	230,673	(c)
3.50%	11/01/24	46,000	48,283	(c)
4.15%	03/15/24	42,000	45,682	(c)
4.40%	11/01/34	47,000	47,525	(c)
4.67%	03/15/55	32,000	30,720
4.86%	08/21/46	47,000	49,577	(c)
5.05%	03/15/34	80,000	86,728	(c)
5.15%	09/15/23	68,000	78,515	(c)
6.55%	09/15/43	32,000	42,091	(c)
Visa Inc.
2.80%	12/14/22	60,000	62,636
3.15%	12/14/25	60,000	62,662
4.30%	12/14/45	28,000	30,642
Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	231,445	(d)
W.R. Grace & Co.
5.13%	10/01/21	35,000	36,400	(d)
5.63%	10/01/24	98,000	102,165	(d)

Wal-Mart Stores Inc.
4.30%	04/22/44	88,000	98,433
Wells Fargo & Co.
3.90%	05/01/45	47,000	47,020
4.10%	06/03/26	60,000	62,815
4.30%	07/22/27	38,000	40,340
5.88%	12/29/49	66,000	70,475	(e)
5.90%	12/29/49	62,000	62,833	(e)
Western Digital Corp.
7.38%	04/01/23	10,000	10,200	(d)
Williams Partners LP
5.40%	03/04/44	9,000	6,744
Windstream Services LLC
6.38%	08/01/23	73,000	53,473
WPP Finance 2010
3.75%	09/19/24	95,000	96,191
XLIT Ltd.
5.25%	12/15/43	40,000	41,423
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	47,000	47,509
			29,515,434
Non-Agency Collateralized Mortgage Obligations—3.2%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,914	(d)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	30,102
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	161,737	(e)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	16,868	17,482	(e)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	183,023	192,537	(e)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	17,048	17,029	(e)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	38,035	39,934	(d,e)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	19,675	19,667	(e)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	82,874	(e)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	192,000	156,584	(d,e)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	39,319	25,796
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	161,993	173,194
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	60,805	(e)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	100,000	76,137	(d,e)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	48,472	47,903	(e)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	93,831	100,414
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	46,009	42,723	(e)

COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	100,000	67,856	(e)
3.70%	08/10/55	78,578	83,983
4.37%	08/10/55	70,790	64,022	(e)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	104,000	72,003	(d)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	46,053	44,922	(e)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	100,000	101,065	(d)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	47,194	33,123	(e)
4.11%	08/15/48	62,926	63,134	(e)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	65,937	66,037
5.32%	08/10/44	30,000	33,106	(d,e)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	53,849
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	96,309	(d)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	991,422	66,627	(e,i)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	43,241	31,037
4.41%	07/10/48	20,300	19,645	(e)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	103,476	70,263
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	113,380	82,655
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	89,178	90,742
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25,000	26,957	(e)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	40,000	41,149	(e)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	71,000	70,070	(e)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	50,000	50,223	(e)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	85,183	59,881	(e)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	78,620	70,474	(e)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	117,952	126,423
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	27,062	125	(d,e,i)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	8,206	8,205	(e)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	52,305	54,191	(e)
6.11%	07/15/40	120,000	124,065	(d)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	3,803	133	(i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	110,971	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	89,000	87,788	(e)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	200,000	163,366	(d,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	100,000	69,642	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	69,557	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	726,568	61,764	(e,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	867,910	55,980	(e,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	82,660	81,095	(e)
4.24%	04/15/48	206,915	159,403	(d,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	203,800	147,713	(d,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	183,686	196,301
4.35%	05/15/48	157,312	148,765	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	32,348	20,584	(d)
4.60%	01/15/49	46,012	43,650	(e)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	10,974	10,998	(e)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	40,000	39,656	(e)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	28,593	28,576	(e)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	9,941	9,960	(e)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	80,000	83,163	(e)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	50,000	53,088	(e)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	100,000	73,732	(d,e)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	171,169	183,583
Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	582,388	49,218	(e,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	987,031	80,761	(e,i)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	138,309	143,163
4.22%	06/15/48	64,245	46,909	(e)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	39,326	29,723	(d,e)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	78,643	83,940
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	39,338	29,717	(e)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	39,311	28,558	(e)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	199,241	184,347	(e)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	102,189	109,673
4.47%	12/15/47	39,317	38,160	(e)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	34,338	22,267	(d,k)

WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	60,048
5.13%	12/15/46	40,000	36,964	(d,e)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	47,667	42,622	(d,e)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	62,910	(d)
4.72%	03/15/47	65,000	69,229	(e)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	124,695	88,361	(d,e)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	156,648	111,651	(d)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	23,000	16,583	(d,e)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	133,589	(e)
4.59%	03/15/47	130,681	104,789	(d,e)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	19,659	13,674
			6,620,297
Sovereign Bonds—0.4%
Government of Argentina
2.50%	12/31/38	9	6	(l)
Government of Colombia
2.63%	03/15/23	200,000	186,000
Government of Mexico
3.60%	01/30/25	205,000	209,100
4.00%	10/02/23	46,000	48,185
4.75%	03/08/44	176,000	175,560
Government of Peru
4.13%	08/25/27	27,000	28,282
5.63%	11/18/50	15,000	16,875
Government of Turkey
3.25%	03/23/23	200,000	188,500
			852,508
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	60,574
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	67,245
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,071
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	99,335
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	54,500
State of California
5.70%	11/01/21	55,000	65,499
State of Illinois
5.10%	06/01/33	30,000	28,055
			391,279
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	38,818	2,290	(k,l)
Total Bonds and Notes (Cost $65,371,016)			65,880,121

	Number of Shares	Fair Value
Exchange Traded Funds—4.9%
Financial Select Sector SPDR Fund	8,884	$199,979	(m)
Industrial Select Sector SPDR Fund	16,541	917,529	(m)
Vanguard FTSE Emerging Markets ETF	257,591	8,907,497

Total Exchange Traded Funds (Cost $10,436,857)		10,025,005

Total Investments in Securities (Cost $178,060,174)		183,616,195

Short-Term Investments—11.2%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $23,198,136)		23,198,136	(c,g,m)

Total Investments (Cost $201,258,310)		206,814,331

Liabilities in Excess of Other Assets, net—(0.2)%		(363,242)

NET ASSETS—100.0%		$206,451,089

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$3,791	5.00%	12/20/20	$(108,446)	$(84,406)	$(24,040)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2016	6	$200,401	$(3,014)
S&P Mid 400 Emini Index Futures	June 2016	45	6,485,400	196,992
Topix Index Futures	June 2016	1	119,890	284
U.S. Long Bond Futures	June 2016	4	657,750	(6,325)
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	3	517,594	(3,968)
2 Yr. U.S. Treasury Notes Futures	June 2016	26	5,687,500	(1,121)
5 Yr. U.S. Treasury Notes Futures	June 2016	7	848,148	1,719

				$184,567

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2016	24	$(2,461,800)	$(39,349)
10 Yr. U.S. Treasury Notes Futures	June 2016	4	(521,562)	2,253

				$(37,096)

				$147,471

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $6,966,266 or 3.37% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	Coupon amount represents effective yield.

(h)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

**	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries/territories at March 31, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	76.17%
Japan	5.07%
United Kingdom	3.24%
France	2.73%
Germany	2.15%
Switzerland	1.92%
Sweden	1.15%
Ireland	1.09%
China	1.02%
Netherlands	0.87%
Canada	0.71%
Hong Kong	0.46%
India	0.45%
Belgium	0.40%
Mexico	0.34%
Norway	0.34%
Taiwan	0.33%
Australia	0.29%
Luxembourg	0.26%
Italy	0.25%
South Korea	0.21%
Spain	0.16%
Supranational	0.14%
Colombia	0.10%
Turkey	0.09%
Bermuda	0.02%
Peru	0.02%
Cayman Islands	0.02%
Argentina	0.00%**

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	4.85%	0.00%	4.85%
Pharmaceuticals	2.80%	1.73%	4.53%
Diversified Banks	2.01%	2.37%	4.38%
Integrated Oil & Gas	1.73%	0.68%	2.41%
Internet Software & Services	1.50%	0.90%	2.40%
Healthcare Equipment	0.86%	1.08%	1.94%
Biotechnology	1.72%	0.00%	1.72%
Technology Hardware, Storage & Peripherals	1.36%	0.19%	1.55%
Cable & Satellite	1.54%	0.00%	1.54%
Aerospace & Defense	1.01%	0.45%	1.46%
Communications Equipment	0.77%	0.43%	1.20%
Semiconductors	0.74%	0.42%	1.16%
Asset Management & Custody Banks	1.08%	0.00%	1.08%
Property & Casualty Insurance	0.00%	0.98%	0.98%
Movies & Entertainment	0.76%	0.21%	0.97%
Multi-Line Insurance	0.63%	0.26%	0.89%
Semiconductor Equipment	0.47%	0.38%	0.85%
Auto Parts & Equipment	0.00%	0.83%	0.83%
Packaged Foods & Meats	0.32%	0.49%	0.81%
Industrial Machinery	0.53%	0.28%	0.81%
Life & Health Insurance	0.00%	0.78%	0.78%
Oil & Gas Equipment & Services	0.45%	0.32%	0.77%
Specialized Finance	0.76%	0.00%	0.76%
Diversified Real Estate Activities	0.00%	0.75%	0.75%
Specialized REITs	0.75%	0.00%	0.75%
Automobile Manufacturers	0.21%	0.53%	0.74%
Data Processing & Outsourced Services	0.72%	0.00%	0.72%
Systems Software	0.72%	0.00%	0.72%
Wireless Telecommunication Services	0.00%	0.69%	0.69%
Electrical Components & Equipment	0.00%	0.68%	0.68%
Soft Drinks	0.68%	0.00%	0.68%
Internet Retail	0.45%	0.23%	0.68%
Electronic Equipment & Instruments	0.00%	0.64%	0.64%
Oil & Gas Exploration & Production	0.62%	0.00%	0.62%
Home Improvement Retail	0.59%	0.00%	0.59%
Specialty Chemicals	0.12%	0.46%	0.58%
Application Software	0.26%	0.29%	0.55%
Building Products	0.00%	0.52%	0.52%
Consumer Finance	0.49%	0.00%	0.49%
Electric Utilities	0.25%	0.19%	0.44%
Research & Consulting Services	0.42%	0.00%	0.42%
Brewers	0.00%	0.40%	0.40%
Household Products	0.24%	0.14%	0.38%
Trading Companies & Distributors	0.38%	0.00%	0.38%
Apparel, Accessories & Luxury Goods	0.19%	0.15%	0.34%
Airlines	0.33%	0.00%	0.33%
Personal Products	0.00%	0.33%	0.33%
Investment Banking & Brokerage	0.30%	0.00%	0.30%
Healthcare Services	0.00%	0.28%	0.28%
Leisure Products	0.00%	0.27%	0.27%
Multi-Utilities	0.26%	0.00%	0.26%
Advertising	0.00%	0.25%	0.25%
Construction Materials	0.00%	0.24%	0.24%
Security & Alarm Services	0.00%	0.23%	0.23%
Healthcare Supplies	0.23%	0.00%	0.23%
General Merchandise Stores	0.22%	0.00%	0.22%

Industrial Gases	0.00%	0.22%	0.22%
Healthcare Distributors	0.21%	0.00%	0.21%
Railroads	0.05%	0.16%	0.21%
Electronic Components	0.00%	0.20%	0.20%
Drug Retail	0.20%	0.00%	0.20%
Hypermarkets & Super Centers	0.17%	0.00%	0.17%
Integrated Telecommunication Services	0.14%	0.00%	0.14%
Independent Power Producers & Energy Traders	0.14%	0.00%	0.14%
Air Freight & Logistics	0.13%	0.00%	0.13%
IT Consulting & Other Services	0.12%	0.00%	0.12%
Casinos & Gaming	0.12%	0.00%	0.12%
Broadcasting	0.11%	0.00%	0.11%
Diversified Metals & Mining	0.00%	0.10%	0.10%
Apparel Retail	0.00%	0.08%	0.08%
Human Resource & Employment Services	0.00%	0.07%	0.07%
Automotive Retail	0.07%	0.00%	0.07%
Hotels, Resorts & Cruise Lines	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Paper Packaging	0.06%	0.00%	0.06%
Diversified Chemicals	0.05%	0.00%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%

			56.93%

Sector	Percentage (based on Fair Value)
Corporate Notes	14.27%
Agency Mortgage Backed	7.93%
U.S. Treasuries	5.77%
Non-Agency Collateralized Mortgage Obligations	3.20%
Sovereign Bonds	0.41%
Municipal Bonds and Notes	0.19%
Agency Collateralized Mortgage Obligations	0.08%
FNMA (TBA)	0.00%**

31.85%

Short-Term Investments
Short-Term Investments	11.22%

11.22%

100.00%

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2016, the Fund invested in futures contracts on various stock indices, bonds and notes for the purpose of gaining market exposure, investing residual cash positions and manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$64,532,762	$—	$—	$64,532,762
Foreign Equity	43,178,307	—	—	43,178,307
U.S. Treasuries	—	11,939,207	—	11,939,207
Agency Mortgage Backed	—	16,388,126	—	16,388,126
Agency Collateralized Mortgage Obligations	—	170,980	—	170,980
Corporate Notes	—	29,515,434	—	29,515,434
Non-Agency Collateralized Mortgage Obligations	—	6,598,030	22,267	6,620,297
Sovereign Bonds	—	852,508	—	852,508
Municipal Bonds and Notes	—	391,279	—	391,279
FNMA (TBA)	—	—	2,290	2,290
Exchange Traded Funds	10,025,005	—	—	10,025,005
Short-Term Investments	23,198,136	—	—	23,198,136

Total Investments in Securities	$140,934,210	$65,855,564	$24,557	$206,814,331

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(24,040)	$—	$(24,040)
Long Futures Contracts—Unrealized Appreciation	198,995	—	—	198,995
Long Futures Contracts—Unrealized Depreciation	(14,428)	—	—	(14,428)
Short Futures Contracts—Unrealized Appreciation	2,253	—	—	2,253
Short Futures Contracts—Unrealized Depreciation	(39,349)	—	—	(39,349)

Total Other Financial Instruments	$147,471	$(24,040)	$—	$123,431

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$202,700,701	$12,683,214	$(8,569,584)	$4,113,630

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for the Elfun Government Money Market Fund). The Funds’ Board of Trustees has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“State Street”), for each of the Funds (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ unitholders for approval. Subject to requisite approval by the unitholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 26, 2016